Non-Designated Derivative Gains (Losses) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Changes in fair value of derivatives not designated as hedges	$ (22)	$ (239)	$ 199
Foreign Exchange Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Changes in fair value of derivatives not designated as hedges	18	(119)	(27)
Equity Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Changes in fair value of derivatives not designated as hedges	16	(85)	35
Interest Rate Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Changes in fair value of derivatives not designated as hedges	(11)	93	19
Credit Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Changes in fair value of derivatives not designated as hedges	(3)	(7)	24
Commodity Contracts
Derivative Instruments, Gain (Loss) [Line Items]
Changes in fair value of derivatives not designated as hedges	$ (42)	$ (121)	$ 148